Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment income:
Interest income		$ 6,571	$ 19,055	$ 78,343
Expenses:
Ongoing placement agent fees (Note 2h)		2,201,751	571,137
General Partner fees (Note 2h)		2,201,751	571,137
Management fees (Note 4)		1,923,032	1,984,202	3,176,170
Brokerage fees (Note 2h)			4,378,408	10,576,864
Total expenses		6,326,534	7,504,884	13,753,034
Net investment income (loss)		(6,319,963)	(7,485,829)	(13,674,691)
Trading results:
Net realized gains (losses) on closed contracts		2,855,236	21,564,894	1,840,569
Net change in unrealized gains (losses) on open contracts		(4,330,138)	(859,897)	4,101,078
Total trading results		(1,474,902)	20,704,997	5,941,647
Net income (loss)		(7,794,865)	13,219,168	(7,733,044)
Net income (loss) allocation:
Limited Partners		(7,708,901)	13,077,451	(7,644,502)
General Partner		$ (85,964)	$ 141,717	$ (88,542)
Net income (loss) per Unit:
Limited Partners	[1]	$ (2.25)	$ 3.70	$ (1.28)
General Partner	[1]	$ (2.25)	$ 3.70	$ (1.28)
Weighted average number of Units outstanding		3,661,532.170	4,702,032.014	6,392,736.584
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Investment income:
Interest income		$ 3,411	$ 2,318	$ 9,149
Expenses:
Ongoing placement agent fees (Note 2h)		273,887	68,155
General Partner fees (Note 2h)		219,110	54,524
Management fees (Note 4)		205,415	205,572	346,230
Incentive fees (Note 4)		386,005	240,978	165,296
Brokerage fees (Note 2h)			459,790	958,464
Total expenses		1,084,417	1,029,019	1,469,990
Net investment income (loss)		(1,081,006)	(1,026,701)	(1,460,841)
Trading results:
Net realized gains (losses) on closed contracts				444,474
Net change in unrealized gains (losses) on open contracts				(43,205)
Total trading results		3,223,223	2,934,226	974,510
Net income (loss)		2,142,217	1,907,525	(486,331)
Net income (loss) allocation:
Limited Partners		2,117,657	1,885,964	(479,900)
General Partner		$ 24,560	$ 21,561	$ (6,431)
Net income (loss) per Unit:
Limited Partners	[1]	$ 1.43	$ 1.10	$ (0.18)
General Partner	[1]	$ 1.43	$ 1.10	$ (0.18)
Weighted average number of Units outstanding		1,489,830.597	1,991,023.150	2,774,112.516
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member]
Expenses:
Net investment income (loss)		$ (86,844)	$ (154,743)	$ (66,302)
Trading results:
Net realized gains (losses) on closed contracts		4,094,092	2,258,243	1,188,237
Net change in unrealized gains (losses) on open contracts		(870,869)	519,476	(39,518)
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member]
Expenses:
Net investment income (loss)			(159,030)	(281,565)
Trading results:
Net realized gains (losses) on closed contracts			(405,824)	(551,662)
Net change in unrealized gains (losses) on open contracts			562,331	(23,816)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment income:
Interest income		3,118	7,178	28,668
Expenses:
Ongoing placement agent fees (Note 2h)		603,212	194,376
General Partner fees (Note 2h)		603,212	194,376
Management fees (Note 4)		177,872	312,606	1,753,124
Incentive fees (Note 4)			53,508
Brokerage fees (Note 2h)			1,724,317	3,855,868
Total expenses		1,384,296	2,479,183	5,608,992
Net investment income (loss)		(1,381,178)	(2,472,005)	(5,580,324)
Trading results:
Total trading results		(3,760,506)	3,176,271	2,879,322
Net income (loss)		(5,141,684)	704,266	(2,701,002)
Net income (loss) allocation:
Limited Partners		(5,083,147)	677,750	(2,668,922)
General Partner		$ (58,537)	$ 26,516	$ (32,080)
Net income (loss) per Unit:
Limited Partners	[1]	$ (2.08)	$ (0.02)	$ (0.61)
General Partner	[1]	$ (2.08)	$ (0.02)	$ (0.61)
Weighted average number of Units outstanding		2,418,049.941	3,243,727.489	4,582,116.588
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Trading results:
Net realized gains (losses) on investment		$ 21,012,914	$ 20,180,635	$ 559,473
Net change in unrealized gains (losses) on investment		(24,341,749)	(18,299,332)	981,916
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Trading results:
Net realized gains (losses) on investment		(12,090)	11,573	22,738
Net change in unrealized gains (losses) on investment		(524,197)	57,061	216,643
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Trading results:
Net realized gains (losses) on investment		5,797	(26,049)	5,825
Net change in unrealized gains (losses) on investment		98,819	1,252,383	1,092,727
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment income:
Interest income		14,184	17,849	69,030
Expenses:
Ongoing placement agent fees (Note 2h)		2,045,080	534,640
General Partner fees (Note 2h)		2,045,080	534,640
Management fees (Note 4)		1,581,367	1,431,344	2,127,948
Incentive fees (Note 4)		899,082	719,326
Brokerage fees (Note 2h)			4,133,321	9,353,028
Total expenses		6,570,609	7,353,271	11,480,976
Net investment income (loss)		(6,556,425)	(7,335,422)	(11,411,946)
Trading results:
Net realized gains (losses) on closed contracts		6,387,957	22,532,708	7,217,969
Net change in unrealized gains (losses) on open contracts		(976,511)	(620,720)	2,267,134
Total trading results		6,239,846	21,773,211	9,944,758
Net income (loss)		(316,579)	14,437,789	(1,467,188)
Net income (loss) allocation:
Limited Partners		(316,267)	14,253,756	(1,451,095)
General Partner		$ (312)	$ 184,033	$ (16,093)
Net income (loss) per Unit:
Limited Partners	[1]	$ (0.12)	$ 2.52	$ (0.16)
General Partner	[1]	$ (0.12)	$ 2.52	$ (0.16)
Weighted average number of Units outstanding		5,291,205.995	6,923,660.693	9,350,648.660
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Expenses:
Net investment income (loss)		$ (39,750)	$ (72,105)	$ (89,483)
Trading results:
Net realized gains (losses) on closed contracts		374,099	668,573	396,051
Net change in unrealized gains (losses) on open contracts		(400,948)	$ (807,350)	$ 63,604
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund LP [Member]
Expenses:
Net investment income (loss)		(396,486)
Trading results:
Net realized gains (losses) on closed contracts		1,803,434
Net change in unrealized gains (losses) on open contracts		$ (948,185)

[1]	Represents the change in net asset value per Unit.